Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	19
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$32,247,920.92	0.1733759	$21,052,442.26	0.1131852	$11,195,478.65
Class A-2-B Notes	$39,876,461.35	0.1733759	$26,032,589.89	0.1131852	$13,843,871.46
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$593,194,382.26	0.5074071	$568,155,032.15	0.4859889	$25,039,350.11

Weighted Avg. Coupon (WAC)	3.07%		3.07%
Weighted Avg. Remaining Maturity (WARM)	42.07		41.15
Pool Receivables Balance	$651,717,245.78		$625,843,642.43
Remaining Number of Receivables	47,514		46,727

Adjusted Pool Balance	$633,962,627.73		$608,923,277.62

III. COLLECTIONS

Principal:
Principal Collections	$24,898,781.34
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$468,092.64
Total Principal Collections	$25,366,873.98

Interest:
Interest Collections	$1,624,557.94
Late Fees & Other Charges	$52,237.23
Interest on Repurchase Principal	$-
Total Interest Collections	$1,676,795.17

Collection Account Interest	$4,293.00
Reserve Account Interest	$549.09
Servicer Advances	$-

Total Collections	$27,048,511.24

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	19
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$27,048,511.24
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,048,511.24

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$543,097.70	$-	$543,097.70	543,097.70
Collection Account Interest					$4,293.00
Late Fees & Other Charges					$52,237.23
Total due to Servicer					$599,627.93

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$18,542.55		$18,542.55
Class A-2-B Notes		$24,238.51		$24,238.51
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$498,055.72		$498,055.72	498,055.72

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$25,845,738.59

7. Regular Principal Distribution Amount:					25,039,350.11

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$11,195,478.65
Class A-2-B Notes		$13,843,871.46
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$25,039,350.11	$25,039,350.11
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$25,039,350.11	$25,039,350.11

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			806,388.48

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,754,618.05
Beginning Period Amount	$17,754,618.05
Current Period Amortization	$834,253.24
Ending Period Required Amount	$16,920,364.81
Ending Period Amount	$16,920,364.81
Next Distribution Date Required Amount	$16,106,722.77

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	6.43%	6.70%	6.70%

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	19
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.65%	46,094	98.18%	$614,479,363.50
30 - 60 Days	1.01%	471	1.34%	$8,403,226.20
61 - 90 Days	0.27%	128	0.37%	$2,299,335.17
91-120 Days	0.07%	33	0.10%	$638,038.05
121 + Days	0.00%	1	0.00%	$23,679.51
Total		46,727		$625,843,642.43

Delinquent Receivables 30+ Days Past Due
Current Period	1.35%	633	1.82%	$11,364,278.93
1st Preceding Collection Period	1.18%	562	1.59%	$10,362,108.22
2nd Preceding Collection Period	1.21%	584	1.61%	$10,902,961.08
3rd Preceding Collection Period	1.18%	583	1.57%	$11,073,510.90
Four-Month Average	1.23%		1.64%

Repossession in Current Period		43		$749,291.81
Repossession Inventory		97		$646,103.56

Current Charge-Offs
Gross Principal of Charge-Offs				$974,822.01
Recoveries				$(468,092.64)
Net Loss				$506,729.37

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.93%

Average Pool Balance for Current Period				$638,780,444.10

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.95%
1st Preceding Collection Period				0.88%
2nd Preceding Collection Period				0.82%
3rd Preceding Collection Period				0.89%
Four-Month Average				0.88%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	60	1,404	$22,640,073.91
Recoveries	47	1,185	$(11,358,739.95)
Net Loss			$11,281,333.96
Cumulative Net Loss as a % of Initial Pool Balance			0.91%

Net Loss for Receivables that have experienced a Net Loss *	49	1,117	$11,293,291.54
Average Net Loss for Receivables that have experienced a Net Loss			$10,110.38

Principal Balance of Extensions			$2,647,422.33
Number of Extensions			139

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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